SEGMENT REPORTING - Revenues generated in domestic and overseas markets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues generated in domestic and overseas markets
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Operating segment
Revenues generated in domestic and overseas markets
Total revenue	7,744,072	1,122,785	11,425,836	10,528,234
Operating segment | PRC
Revenues generated in domestic and overseas markets
Total revenue	6,827,165	989,846	10,231,981	9,750,578
Operating segment | Non-PRC
Revenues generated in domestic and overseas markets
Total revenue	¥ 916,907	$ 132,939	¥ 1,193,855	¥ 777,656